Convertible Bond and Derivative Financial Liability - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 19, 2019 HKD ($)
Summary of convertible bonds [line items]
Convertible bond, maturity date	more than one year but within 5 years
Debt Instrument, conversion price | $ / shares	$ 8.08
Class A Ordinary Shares [Member]
Summary of convertible bonds [line items]
Conversion of debt to ordinary shares | shares	1,856,436
Convertible bonds [member]
Summary of convertible bonds [line items]
Convertible bond, interest rate		2.00%
Convertible bond, principal amount | $		$ 15,000,000
Convertible bond, maturity date	June 30, 2023
Convertible bond, conversion basis	99.44 American Depositary Shares (“ADSs”) per US$1,000 principal
Convertible bond, conversion price | $ / shares	$ 99.44
Convertible bond, minimum conversion amount | $	$ 10,000,000